As filed with the Securities and Exchange Commission on March 18, 2020

Registration Nos. 033-47507

811-06652

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 82	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 84	☒

ABERDEEN INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

1900 Market Street, Suite 200, Philadelphia, PA 19103

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

(866) 667-9231

Lucia Sitar, Esq.

c/o Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Jay G. Baris, Esq.

Shearman & Sterling LLP

599 Lexington Avenue

New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)

☒           immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date)  pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 82 to the Registration Statement of Aberdeen Investment Funds (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 81 on Form N-1A filed on February 28, 2020.  This PEA No. 82 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 81 to the Trust’s registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 82 to the Trust’s registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 82 to the Trust’s registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on March 18, 2020.

ABERDEEN INVESTMENT FUNDS

By:	Bev Hendry**
Bev Hendry
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Bev Hendry**	Trustee, President and Chief Executive Officer	March 18, 2020
Bev Hendry

Andrea Melia**	Chief Financial Officer	March 18, 2020
Andrea Melia

Antoine Bernheim*	Trustee, Chairman of the Board	March 18, 2020
Antoine Bernheim

Thomas Gibbons*	Trustee	March 18, 2020
Thomas Gibbons

Peter Wolfram*	Trustee	March 18, 2020
Peter Wolfram

*, **By:	/s/ Lucia Sitar
Lucia Sitar

(*As Attorney-in-Fact pursuant to a Power of Attorney filed as exhibit (q) to Post-Effective Amendment No. 74 as filed with the SEC via EDGAR on February 28, 2017.)

(**As Attorney-in-Fact pursuant to a Power of Attorney filed as exhibit (q1) to Post-Effective Amendment No. 81 as filed with the SEC via EDGAR on February 28, 2020.)

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase